Prepaid Expenses - Summary of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Prepaid Expenses [Line Items]
Prepaid expenses	R$ 105,495	R$ 89,684	R$ 96,723
Current		56,605	56,302
Non-current		33,079	40,421
Incentives for business acceleration program [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses		11,349	22,125
Marketing expenses [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses		9,678	41,276
Commissions and premiums paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses		49,233	21,431
Services paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses		2,043	5,180
Other expenses paid in advance [Member]
Summary of Prepaid Expenses [Line Items]
Prepaid expenses		R$ 17,381	R$ 6,711